COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

Note 7 - COMMITMENTS AND CONTINGENCIES

Litigation, Claims and Assessments

Coventry Enterprises, LLC

On February 11, 2020, pursuant to an Order to Show Cause of the United States District Court of the Eastern District of New York (the “Court”), in the matter of Coventry Enterprises, LLC vs. BioRestorative Therapies, Inc., pending the hearing of the plaintiff’s application for a preliminary injunction, the Court issued a temporary restraining order enjoining the Company from issuing any additional shares of stock except for purposes of fulfilling the plaintiff’s share reserve requests or conversion requests until such reserve requests were fulfilled and enjoining the Company from reserving authorized shares for any other party until the plaintiff’s reserve requests were fulfilled. Pursuant to a hearing held on February 13, 2020, the temporary restraining order with regard to the Company issuing shares of common stock was not continued.

On March 11, 2020, the Court ordered that the Company (i) convene and hold a special meeting, by no later than March 18, 2020, of the Board of Directors of the Company (the “Board”), for approval of certain changes to the shares of the Company, as set forth below; (ii) approve a reverse split and/or a stock consolidation, solely of the Company’s outstanding shares, at a ratio of 1,000 to 1, (iii) approve of the continuation of the Company’s then total authorized shares of common stock at 2,000,000,000 shares; and (iv) to call a special meeting of stockholders of the Company, within ten days of the special meeting of the Board and by not later than March 25, 2020, to approve the foregoing. On March 18, 2020, the Board considered the matter, and, based upon the Court order, determined to approve the foregoing items, including the 1,000 to 1 reverse split, subject to the Company having available funds to effectuate such items. As discussed above in Note 5 – Notes Payable – Chapter 11 Reorganization on March 20, 2020, the Company filed a petition commencing its Chapter 11 Case. As of the date of this report, the Company has not effected the reverse split.

The Company records legal costs associated with loss contingencies as incurred and accrues for all probable and estimable settlements.

Appointment or Departure of Directors and Certain Officers

On March 18, 2021, the Company and Lance Alstodt, its President, Chief Executive Officer and Chairman of the Board, entered into an employment agreement (the “Alstodt Employment Agreement”) which provides for a term ending on March 18, 2026. Pursuant to the Alstodt Employment Agreement, Mr. Alstodt is entitled to receive initially an annual salary of $250,000. Mr. Alstodt’s annual salary will increase by $50,000 per year. In addition, in the event certain performance goals are met, Mr. Alstodt’s salary will increase by $150,000. The Alstodt Employment Agreement also provides for the grant to Mr. Alstodt pursuant to the Plan of (i) a ten year option for the purchase of 293,479 (1,173,917,974 pre-reverse stock split) shares of common stock of the Company and (ii) 146,740 (586,958,987 pre- reverse stock split) RSUs of the Company (See Note 6 – Stockholders’ Deficit) for additional information.

On March 18, 2021, the Company and Francisco Silva, its Vice President, Research and Development, entered into an employment agreement (the “Silva Employment Agreement”) which provides for a term ending on March 18, 2026. Puruant to the Silva Employment Agreement, Mr. Silva is entitled to receive initially an annual salary of $225,000. Mr. Silva’s annual salary will increase by $50,000 per year. In addition, in the event certain performance goals are met, Mr. Silva’s salary will increase by $150,000. The Silva Employment Agreement also provides for the grant to Mr. Silva pursuant to the Plan of (i) a ten year option for the purchase of 293,479 (1,173,917,974 pre-reverse stock split) shares of common stock of the Company and (ii) 146,740 (586,958,987 pre-reverse stock split) RSUs of the Company (See Note 6 – Stockholders’ Deficit) for additional information.

Conversion of Convertible Notes

During the year ended December 31, 2020 and prior to the Petition Date, certain lenders requested to exchange a portion of their outstanding convertible note principal and accrued interest for shares of the Company’s common stock. As of the Petition Date these shares had yet to be issued to the lenders; however, the shares of the Company’s common stock issued for unsecured claims as part of the Plan to the certain lenders represented the aggregate unsecured claims less the principal and accrued interest that was represented in the unaffected exchanges. The Company believes that there may be a potential contingency related to the non-issued shares that would be settled in shares of the Company’s common stock and not monetary compensation.

On June 24, 2021, the Company entered into a Settlement Agreement with one of the above-mentioned lenders, whereby the Company agreed to issue 3,000,000 shares of the Company’s common stock in lieu of cash for an additional $30,000 of approved unsecured claims related to the Plan. The Company issued the 750 (3,000,000 pre- reverse stock split) shares on July 16, 2021 (See Note 9).

NOTE 10 – COMMITMENTS AND CONTINGENCIES

Litigation, Claims and Assessments

Coventry Enterprises, LLC

On February 11, 2020, pursuant to an Order to Show Cause of the United States District Court of the Eastern District of New York (the “Court”), in the matter of Coventry Enterprises, LLC vs. BioRestorative Therapies, Inc., pending the hearing of the plaintiff’s application for a preliminary injunction, the Court issued a temporary restraining order enjoining the Company from issuing any additional shares of stock except for purposes of fulfilling the plaintiff’s share reserve requests or conversion requests until such reserve requests were fulfilled and enjoining the Company from reserving authorized shares for any other party until the plaintiff’s reserve requests were fulfilled. Pursuant to a hearing held on February 13, 2020, the temporary restraining order with regard to the Company issuing shares of common stock was not continued.

On March 11, 2020, the Court ordered that the Company (i) convene and hold a special meeting, by no later than March 18, 2020, of the Board of Directors of the Company (the “Board”), for approval of certain changes to the shares of the Company, as set forth below; (ii) approve a reverse split and/or a stock consolidation, solely of the Company’s outstanding shares, at a ratio of 1,000 to 1, (iii) approve of the continuation of the Company’s then total authorized shares of common stock at 500,000 (2,000,000,000 pre-reverse stock split) shares; and (iv) to call a special meeting of stockholders of the Company, within ten days of the special meeting of the Board and by not later than March 25, 2020, to approve the foregoing. On March 18, 2020, the Board considered the matter, and, based upon the Court order, determined to approve the foregoing items, including the 1,000 to 1 reverse split, subject to the Company having available funds to effectuate such items. As discussed above in Note 7 – Notes Payable – Chapter 11 Reorganization on March 20, 2020, the Company filed a petition commencing its Chapter 11 Case. As of the date of this report, the Company has not effected the reverse split.

The Company records legal costs associated with loss contingencies as incurred and accrues for all probable and estimable settlements.

Appointment or Departure of Directors and Certain Officers

The Company and Mark Weinreb, its former Chief Executive Officer (“Former CEO”), were parties to an employment agreement that, as amended, was to expire on December 31, 2019. Pursuant to the employment agreement, as amended, in the event that (a) the Former CEO’s employment was terminated by the Company without cause, or (b) the Former CEO terminated his employment for “good reason” (each as defined in the employment agreement), or (c) the term of the Former CEO’s employment agreement was not extended beyond December 31, 2019 and within three months of such expiration date, his employment was terminated by the Company without “cause” or the Former CEO terminated his employment for any reason, the Former CEO was to be entitled to receive severance in an amount equal to his then annual base salary and certain benefits, plus $100,000 (in lieu of bonus). Further, in the event that the Former CEO’s employment was terminated by the Company without cause, or the Former CEO terminated his employment for “good reason”, following a “change in control” (as defined in the employment agreement), the Former CEO would be entitled to receive severance in an amount equal to one and one-half times his then annual base salary and certain benefits, plus $300,000 (in lieu of bonus). Additionally, as part of the amended employment agreement, the Former CEO was entitled to new performance-based cash bonuses payable for the years ending December 31, 2018 and 2019, such that an aggregate of up to 50% of the Former CEO’s then annual base salary per annum could be earned for such year pursuant to the satisfaction of such goals. On March 16, 2020, the Company and the Former CEO, entered into an agreement pursuant to which, among other matters, the term of his employment agreement with the Company was extended to the earlier of (i) September 30, 2020 or (ii) the effective date of a plan of liquidation of the Company. The Former CEO resigned his employment with the Company on November 16, 2020, the effective date of the Chapter 11 reorganization. Based upon such termination of employment, the Former CEO was entitled to receive his severance of $400,000 and certain benefits plus $100,000, and the option accelerations as discussed above. The severance amount was generally considered an unsecured claim in the Company’s Chapter 11 Case and the Former CEO received shares of the Company’s common stock in exchange for such claim in a manner consistent with other unsecured creditors.

Conversion of Convertible Notes

During the year ended December 31, 2020, certain lenders requested to exchange a portion of their outstanding convertible note principal and accrued interest for shares of the Company’s common stock. As of the Petition Date these shares had yet to be issued to the lenders; however, the shares of the Company’s common stock issued for unsecured claims as part of the Plan to the certain lenders represented the aggregate unsecured claims less the principal and accrued interest that was represented in the uneffected exchanges. The Company believes that there may be a potential contingency related to the non-issued shares that would be settled in shares of the Company’s common stock and not monetary compensation.